Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Subsequent to December 31, 2011 and in addition to disclosures elsewhere in the financial statements, the Company:

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procured a $215,000 secured term loan from Wells Fargo Bank, National Association, as agent. The term loan is secured by ownership interest pledges by certain subsidiaries that collectively own a borrowing base of properties. The secured term loan matures in January 2019. The secured term loan requires regular payments of interest only at an interest rate dependent on the Company's leverage ratio, as defined as follows: 2.00% plus LIBOR if its leverage ratio is less than 45%, 2.25% plus LIBOR if its leverage ratio is between 45% and 50%, 2.45% plus LIBOR if its leverage ratio is between 50% and 55%, and 2.85% plus LIBOR if its leverage ratio exceeds 55%. Upon the date when the Company obtains an investment grade debt rating from at least two of Standard & Poor's, Moody's and Fitch, the interest rate under the secured term loan is dependent on its debt rating. The Company may not prepay any outstanding borrowings under the secured term loan facility through January 12, 2013, but may prepay outstanding borrowings anytime thereafter, however at premium for the next three years;

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refinanced its $300,000 secured revolving credit facility, which was scheduled to expire in January 2014, but could have been extended to January 2015 at the Company's option, with a new $300,000 secured revolving credit facility with KeyBank, as agent. The new revolving credit facility has the same security as the new secured term loan. The new secured revolving credit facility bears interest at 1.625% plus LIBOR if the Company's leverage ratio, as defined, is less than 45%, 1.875% plus LIBOR if the leverage ratio is between 45% and 50%, 2.125% plus LIBOR if the leverage ratio is between 50% and 55% and 2.375% plus LIBOR if the leverage ratio exceeds 55%. The new secured revolving credit facility matures in January 2015 but can be extended until January 2016 at the Company's option. With the consent of the lenders, the Company can increase the size of the secured revolving credit facility by $225,000 for a total secured revolving credit facility size of $525,000 by adding properties to the borrowing base or admitting additional lenders. The borrowing availability of the secured revolving credit facility is based upon the net operating income, as defined, of the properties comprising the borrowing base;

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borrowed $108,000 under the new secured term loan and $28,000 under the new secured revolving credit facility, and repaid (1) the term loans in the outstanding aggregate principal amount of $60,551, which were procured from KeyBank in March 2008, (2) a swap liability of $3,539 and (3) $62,150 outstanding principal amount of 5.45% Exchangeable Guaranteed Notes that were tendered pursuant to a holder repurchase option. In addition, effective February 1, 2012, the Company entered into an interest-rate swap agreement to fix LIBOR at 1.512% for seven years on $108,000 of new secured term loan LIBOR based debt. Accordingly, the new secured term loan currently bears interest at an interest rate of 3.76%;

•	conveyed to the lender its property in Tulsa, Oklahoma for full satisfaction of the related non-recourse mortgage, which was approximately $1,700 in excess of the net carrying value of the property;

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acquired the 70,000 square foot office build-to-suit property in Huntington, West Virginia for a capitalized cost of approximately $12,600 and procured a $6,500, 4.2% interest-only five year non-recourse mortgage; and

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delivered a notice of exercising the buy/sell right in the NLS partnership agreement and received a notice from its partner exercising the right of first offer in the NLS partnership agreement (see note 9).